Convertible Unsecured Subordinated Debentures - Narrative (Details)		12 Months Ended
	Mar. 01, 2016 CAD shares trading_days CAD / instrument	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares	Mar. 14, 2017	Feb. 02, 2017
Debt Instrument [Line Items]
Maturity date				2.33%
Deferred financing costs		CAD 4,448,000	CAD 10,198,000
Debt conversion, shares issued (in shares) | shares		108,370,081	0
Convertible Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, effective interest rate					0.00%
Convertible Subordinated Debt | Convertible Unsecured Subordinated Debentures
Debt Instrument [Line Items]
Face value	CAD 1,150,000,000	CAD 1,277,000
Maturity date	5.00%	5.00%
Debt instrument, convertible, price per instrument (CAD per debenture) | CAD / instrument	1,000,000
Debt instrument, convertible, price per instrument paid at closing (CAD per debenture) | CAD / instrument	333,000
Debt instrument, convertible, price per instrument outstanding (CAD per debenture) | CAD / instrument	667,000
Proceeds from issuance of debt		CAD 743,881,000	CAD 357,694,000
interest expense		CAD 9,373,000	CAD 48,205,000
Debt instrument, convertible, number of equity instruments (in shares) | shares	108,490,566
Debt conversion, shares issued (in shares) | shares		108,370,081
Debt instrument, convertible debt, percentage of shares issued		0.999
Percentage of weighted average trading price	95.00%
Threshold consecutive trading days | trading_days	20